PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Computers - 3 year estimated useful life	$ 108,622	$ 96,669
Less - Accumulated Depreciation	(93,117)	(67,787)
Property and Equipment, net	$ 15,505	$ 28,882